Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance			$ 5,171,000	$ (6,757,000)
Other comprehensive income before reclassification			(11,896,000)	60,084,000
Amounts reclassified from accumulated other comprehensive (loss) income			(12,522,000)	0
Other comprehensive income	$ (3,210,000)	$ 61,938,000	(24,418,000)	60,084,000
Ending Balance	(19,247,000)	53,327,000	(19,247,000)	53,327,000
Unrealized gain (loss) on available-for-sale securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance			15,751,000	7,796,000
Other comprehensive income before reclassification			(11,477,000)	58,333,000
Amounts reclassified from accumulated other comprehensive (loss) income			(12,906,000)
Other comprehensive income			(24,383,000)	58,333,000
Ending Balance	(8,632,000)	66,129,000	(8,632,000)	66,129,000
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance			(15,251,000)	(12,731,000)
Other comprehensive income before reclassification			0	0
Amounts reclassified from accumulated other comprehensive (loss) income			0
Other comprehensive income			0	0
Ending Balance	(15,251,000)	(12,731,000)	(15,251,000)	(12,731,000)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance			4,042,000	(2,676,000)
Other comprehensive income before reclassification			0	1,963,000
Amounts reclassified from accumulated other comprehensive (loss) income			384,000
Other comprehensive income			384,000	1,963,000
Ending Balance	4,426,000	(713,000)	4,426,000	(713,000)
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance			629,000	854,000
Other comprehensive income before reclassification			(419,000)	(212,000)
Amounts reclassified from accumulated other comprehensive (loss) income			0
Other comprehensive income			(419,000)	(212,000)
Ending Balance	$ 210,000	$ 642,000	$ 210,000	$ 642,000